Loans and Financial Liabilities - Schedule of Loans and Financial Liabilities (Details) $ in Thousands, € in Millions, SFr in Millions	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 CHF (SFr)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CHF (SFr)	Apr. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2015 USD ($)	Apr. 30, 2014 EUR (€)
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	$ 2,480,585				$ 2,160,993
Less: Unamortized loan and financial liability fees	(130,896)				(117,220)
Total bank loans and financial liabilities	2,349,689				2,043,773
Less: Short-term portion of bank loans and financial liabilities	(1,058,408)				(220,116)
Long-term portion of bank loans and financial liabilities	1,291,281				1,823,657
EUR 6.2 Million Loan, Fixed at 0.3%, Due 2026
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	1,464				2,265
Total bank loans and financial liabilities | €		€ 6.2				€ 6.2
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027.
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	10,461				11,050
Total bank loans and financial liabilities | SFr			SFr 20.0				SFr 20.0
Viking Baldur, Viking Magni | EUR 54.2 Million Loan, Variable Base Rate Plus 2.4%, Due 2025
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	0				17,096
Total bank loans and financial liabilities | €		54.2				54.2
Viking Kvasir | EUR 20.3 Million Loan, Variable Base Rate Plus 2.4%, Due 2026
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	10,668				12,343
Total bank loans and financial liabilities | €		20.3				20.3					€ 20.3
Viking Herja, Viking Hild, Viking Sigrun, Viking Einar | EUR 225.8 Million Loan, Fixed at 4.73% or Variable at SOFR plus CAS and 2.0%, Due Through 2027
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	0				23,087
Total bank loans and financial liabilities | €		225.8				225.8
Viking Idi Refinancing, Viking Astrild, Viking Beyla | $53.5 Million Loan, Fixed at 5.12%, Due 2025
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities					14,384
Total bank loans and financial liabilities	53,500			$ 53,500	53,500					$ 53,500
Viking Hemming, Viking Osfrid and Viking Torgil Refinancing | $40.0 million loan, fixed at 5.43%, due 2027
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	11,250				15,000
Total bank loans and financial liabilities	40,000				40,000				$ 40,000
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	42,104				51,113
Total bank loans and financial liabilities	102,000				102,000				$ 102,000
Viking Helgrim | $15.1 Million Loan, Variable Base Rate Plus 2.35%, Due 2029
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	7,894				9,307
Total bank loans and financial liabilities	15,100				15,100			$ 15,100
Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn | EUR 153.2 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	64,832				85,251
Total bank loans and financial liabilities | €		153.2				153.2
Viking Gymir, Viking Egdir | EUR 53.6 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	29,915				37,394
Total bank loans and financial liabilities | €		53.6				53.6
Viking Orion | $291.2 Million Financial Liability, Due 2030
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	200,387				209,608
Total bank loans and financial liabilities	291,200				291,200
Viking Jupiter | $290.2 Million Financial Liability, Due 2031
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	212,537				221,153
Total bank loans and financial liabilities	290,200				290,200
Viking Octantis | $255.7 Million Financial Liability, Variable at SOFR plus CAS and 3.0%, Due 2033
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	207,770				217,359
Total bank loans and financial liabilities	255,700				255,700
Viking Mars | $299.5 Million Financial Liability, Due 2034
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	262,595				271,709
Total bank loans and financial liabilities	299,500				299,500
Viking Neptune | EUR 316.6 Million Loan, Fixed at 1.81%, Due 2034
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	294,218				274,091
Total bank loans and financial liabilities | €		316.6				316.6
Viking Saturn | EUR 316.6 Million Loan, Fixed at 1.87%, Due 2035
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	309,703				287,795
Total bank loans and financial liabilities | €		€ 316.6				€ 316.6
Viking Vela | $401.0 million loan, fixed at 3.64%, due 2036
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	384,280				400,988
Total bank loans and financial liabilities	401,000				401,000
Viking Vesta | $430.5 million loan, fixed at 3.70%, due 2037
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	430,507
Total bank loans and financial liabilities	$ 430,500				$ 430,500